THE GKM FUNDS



October 2, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     Re: The GKM Funds, File Nos. 811-10529 and 333-71402

Ladies and Gentlemen:

     On behalf of The GKM Funds (the "Trust"), attached for filing is Post-Effective Amendment No. 5 (the "Amendment") to the Trust's registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective on December 1, 2006 pursuant to Rule 485(a) under the Securities Act of 1933.

     The Amendment is being filed to include audited financial statements for Registrant's fiscal year ended July31, 2006 and to update financial and other disclosures. The Amendment also incorporates new disclosures regarding Registrant's decision to add borrowing as a principal investment strategy, as well as borrowing as a principal risk.

Please contact Wade Bridge at (513) 587-3406 if you have any questions.


Very truly yours,

/s/Wade Bridge

Wade Bridge
Assistant Secretary
The GKM Funds